Section12 b - Securities registered or to be registered	12 Months Ended
Dec. 31, 2024
DB Ordinary Share Member
Security 12(b) Title [Line items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	DB
Security Exchange Name	NYSE
Fixed Rate percent 4,50 Subordinated Tier 2 Notes Due 2025 Member
Security 12(b) Title [Line items]
Title of 12(b) Security	4.50 % Fixed Rate Subordinated Tier 2 Notes Due 2025
Trading Symbol	DB 25
Security Exchange Name	NYSE
DB Gold Double Long Exchange Traded Notes due February 15, 2038 Member
Security 12(b) Title [Line items]
Title of 12(b) Security	DB Gold Double Long Exchange Traded Notes due February 15, 2038
Trading Symbol	DGP
Security Exchange Name	NYSEArca
DB Gold Double Short Exchange Traded Notes due February 15, 2038 Member
Security 12(b) Title [Line items]
Title of 12(b) Security	DB Gold Double Short Exchange Traded Notes due February 15, 2038
Trading Symbol	DZZ
Security Exchange Name	NYSEArca
DB Gold Short Exchange Traded Notes due February 15, 2038 Member
Security 12(b) Title [Line items]
Title of 12(b) Security	DB Gold Short Exchange Traded Notes due February 15, 2038
Trading Symbol	DGZ
Security Exchange Name	NYSEArca